Rentals under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future minimum rentals to be received under non-cancelable tenant operating leases
2014	$ 354,328
2015	300,102
2016	243,741
2017	192,197
2018	146,006
Thereafter	393,532
Future minimum rental receivables	$ 1,629,906